Investments Investments - Debt Service and Fixed Charge Coverage Ratios (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 312.1	$ 211.5
Commercial mortgage loans	292.2	147.5
Delinquent amount of loans at end of period	19.9	64.0
Commercial mortgage loans | Nonperforming loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	0.0
Commercial mortgage loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	41.1	0.0
Commercial mortgage loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	248.3	131.2
Commercial mortgage loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	22.7	80.3
Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	106.9	65.4
Middle market loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	63.5	11.0
Middle market loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	16.4	9.2
Middle market loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	27.0	15.8
Middle market loans | 71 to 80 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	5.6
Middle market loans | 80 to 100 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	12.0
Greater than 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	106.1	66.3
Greater than 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	95.2	25.8
1.00 - 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	186.1	62.4
1.00 - 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	3.8	22.8
Less than 1.00x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	18.8
Less than 1.00x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 7.9	$ 16.8